INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of intangible assets
Intangible assets as of December 31, 2018 included the following:

	Licenses and internal developments	Customer relationships	Non-compete agreement	Total
Useful life (years)	5	1 - 4	3
Cost
Values at beginning of year	27,381	10,153	586	38,120
Additions related to business combinations (note 24)	—	173	—	173
Additions from separate acquisitions	3,480	—	—	3,480
Additions from internal development	6,104	—	—	6,104
Translation	(8)	570	—	562
Values at end of year	36,957	10,896	586	48,439

Amortization and impairment
Accumulated at beginning of year	17,325	8,844	586	26,755
Additions	8,556	757	—	9,313
Impairment loss recognised in profit or loss (note 4.7)	306	—	—	306
Translation	(8)	295	—	287
Accumulated at end of year	26,179	9,896	586	36,661
Carrying amount	10,778	1,000	—	11,778

Intangible assets as of December 31, 2017 included the following:

	Licenses and internal developments	Customer relationships	Non-compete agreement	Total
Useful life (years)	5	3 - 10	3
Cost
Values at beginning of year	18,591	9,634	586	28,811
Additions related to business combinations (note 24)	7	517	—	524
Additions from separate acquisitions	3,429	—	—	3,429
Additions from internal development	5,355	—	—	5,355
Translation	(1)	2	—	1
Values at end of year	27,381	10,153	586	38,120

Amortization and impairment
Accumulated at beginning of year	11,935	2,499	586	15,020
Additions	5,391	1,684	—	7,075
Impairment loss recognised in profit or loss (note 4.11)	—	4,708	—	4,708
Translation	(1)	(47)	—	(48)
Accumulated at end of year	17,325	8,844	586	26,755
Carrying amount	10,056	1,309	—	11,365